Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments - Changes in Repurchase Liability (Details 2) (USD $) In Millions					3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2011 Repurchase Liability [Member]	Jun. 30, 2010 Repurchase Liability [Member]	Jun. 30, 2011 Repurchase Liability [Member]	Jun. 30, 2010 Repurchase Liability [Member]	Jun. 30, 2011 Repurchase Make-Whole Settlements [Member]	Jun. 30, 2010 Repurchase Make-Whole Settlements [Member]	Jun. 30, 2011 Repurchase Make-Whole Settlements [Member]	Jun. 30, 2010 Repurchase Make-Whole Settlements [Member]
Summary of changes in repurchase liability
Allowance for lending-related commitments at January 1	$ 626	$ 717	$ 912	$ 939	$ 3,474	$ 1,982	$ 3,285	$ 1,705
Realized losses					(241)	(317)	(472)	(563)	(126)	(150)	(241)	(255)
Provision for repurchase losses					398	667	818	1,190
Allowance for lending-related commitments at March 31	$ 626	$ 717	$ 912	$ 939	$ 3,631	$ 2,332	$ 3,631	$ 2,332